STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

8. STOCKHOLDERS’ EQUITY

Stock Options

On October 11, 2007, the Company granted key officers and directors 550,000 stock options, which expire on October 11, 2012 with each stock option entitling its holder to purchase one common share at $1.08, which are vested 20% on the first anniversary of the grant date and remaining 80% shall become vested in four equal yearly installments on each of the four anniversary dates of the grant date subsequent to the first anniversary of the grant date.

On June 10, 2010, the Company granted key officers and directors 1,090,000 stock options, which expire on June 10, 2015 with each stock option entitling its holder to purchase one common share at $0.60, which are vested 20% on the first anniversary of the grant date and remaining 80% shall become vested in four equal yearly installments on each of the four anniversary dates of the grant date subsequent to the first anniversary of the grant date.

	Number of Options	Weighted Average Exercise Price
Balance, December 31, 2010	1,540,000	$0.74
Forfeited	(30,000)	0.60
Balance, December 31, 2011	1,510,000	0.74
Forfeited	(20,000)	0.60
Expired	(450,000)	1.08
Balance, December 31, 2012	1,040,000	$0.60

As at December 31, 2012, the Company has 1,040,000 stock options outstanding:

Exercise price	Outstanding as at December 31, 2012			Exercisable as at December 31, 2012
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

$1.08	-	$1.08	-	-	$1.08	-
0.60	1,040,000	0.60	2.44	419,000	0.60	2.44
	1,040,000	$0.60	2.44	419,000	$0.60	2.44

Exercise price	Outstanding as at December 31,2011			Exercisable as at December 31, 2011
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

$1.08	450,000	$1.08	0.78	360,000	$1.08	0.78
0.60	1,060,000	0.60	3.44	206,000	0.60	3.44
	1,510,000	$0.74	2.65	566,000	$0.90	1.75

The fair value of each stock option granted in the fiscal year 2010 was calculated as $0.30. The Company recorded stock based compensation expense of $59,404 in fiscal year 2012 (2011- $140,042 and 2010-$151,480) for options granted in the previous years. The fair value of each option granted is estimated on the date of the grant using the Black-Scholes option pricing model with weighted average assumptions for grants as follows:

2010
Risk-free interest rate	2.65%
Expected life of options	5 years
Annualized volatility	76.71%
Dividend rate	0%